Business Combinations - Zentrick NV acquisition - Narrative (Details)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 15, 2019 USD ($) Milestone	Apr. 30, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Combinations
Contingent consideration liability							$ 1,660,000
Contingent considerations current			$ 1,717,000		$ 1,717,000		1,198,000	$ 2,014,000
Contingent considerations non-current							462,000	1,196,000
Unrealized gain					57,000	$ (949,000)	(949,000)	(1,079,000)
Product development			16,359,000	$ 13,087,000	45,658,000	34,324,000	47,004,000	31,598,000	$ 24,224,000
Amortization of finite lived intangible asset			$ 4,600,000	$ 4,400,000	$ 13,500,000	$ 13,400,000	$ 17,900,000	17,100,000	$ 15,600,000
Technology | Minimum
Business Combinations
Estimated useful life							4 years
Technology | Maximum
Business Combinations
Estimated useful life							8 years
Customer relationships | Minimum
Business Combinations
Estimated useful life							5 years
Customer relationships | Maximum
Business Combinations
Estimated useful life							12 years
Zentrick NV
Business Combinations
Cash consideration net of closing adjustments	$ 23,200,000
Closing adjustments		$ 200,000
Consideration held back	100,000
Performance based deferred payment	$ 17,300,000
Number of component	2
Performance based deferred payment, First component	$ 4,000,000.0
Number of milestone | Milestone	4
Amour per milestone	$ 1,000,000.0
Performance based deferred payment, Second component	13,000,000.0
Total consideration	$ 28,206,000
Contingent consideration liability							$ 1,700,000
Contingent considerations current							1,200,000
Contingent considerations non-current							500,000
Unrealized gain							900,000	1,100,000
Number of technical milestone achievement | Milestone	2
Period of delay in achievement of technical milestone	6 months
Compensation liability							1,100,000
Product development							200,000	1,700,000
Amortization of finite lived intangible asset							1,000,000.0	800,000
Deferred tax liabilities	$ 1,431,000
Acquisition cost								$ 600,000
Zentrick NV | Other Current Liabilities
Business Combinations
Compensation liability							800,000
Zentrick NV | Other Noncurrent Liabilities
Business Combinations
Compensation liability							$ 300,000
Zentrick NV | Technology
Business Combinations
Estimated useful life	5 years
Zentrick NV | Customer relationships
Business Combinations
Estimated useful life	5 years
Zentrick NV | Tranche one
Business Combinations
Percentage of holdback payments	50.00%
Holdback payments payable period	12 months
Zentrick NV | Tranche two
Business Combinations
Percentage of holdback payments	50.00%
Holdback payments payable period	24 months
Zentrick NV | Technical milestones
Business Combinations
Total consideration	$ 2,400,000
Compensation expenses	1,600,000
Zentrick NV | Revenue targets
Business Combinations
Total consideration	5,600,000
Compensation expenses	$ 7,400,000